Common Stock, Preferred Stock and Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Common Stock, Preferred Stock and Stockholders' Equity
(17) Common Stock, Preferred Stock and Stockholders’ Equity
The Company is authorized to issue seven classes of stock to be designated, respectively, Class A common stock, Class B common stock, Class M common stock, Class O common stock, Class V common stock (together with Class A common stock, Class B common stock, Class M common stock and Class O common stock, the “Voting Common Stock”) and Class E common stock (together with the Voting Common Stock, the “Common Stock”) and Preferred Stock. The total number of shares of capital stock which the Company shall have authority to issue is 2,223,250,000, divided into the following:

	As of December 31, 2023
	Class A	Class B	Class M	Class O	Class V	Class E	Series A Preferred
Shares authorized	800,000,000	20,000,000	300,000,000	800,000,000	300,000,000	2,250,000	50,000,000
Shares outstanding	13,482,047	—	—	—	44,100,000	1,075,761	3,125,000
Par value	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001
Class
 A Common Stock
-
Holders of Class A common stock are entitled to one vote per share. Any dividends paid to the holders of Class A common stock will be paid on a pro rata basis. On a liquidation event, any distribution to common stockholders is made on a pro rata basis to the holders of the Class A common stock.
Class
 B Common Stock
-
Holders of Class B common stock are entitled to one vote per share. Dividends shall not be declared or paid on shares of PubCo Class B common stock. On a liquidation event, the holders of shares of PubCo Class B common stock shall not be entitled to receive any assets of PubCo in the event of any such liquidation.
Class
 M Common Stock
-
Holders of Class M common stock are entitled to ten votes per share. Any dividends paid to the holders of Class M common stock will be paid on a pro rata basis. On a liquidation event, any distribution to common stockholders is made on a pro rata basis to the holders of the Class M common stock.
Class
 O Common Stock -

Holders of Class O common stock are entitled to one vote per share. Dividends shall not be declared or paid on shares of PubCo Class O common stock. On a liquidation event, the holders of shares of PubCo Class O common stock shall not be entitled to receive any assets of PubCo in the event of any such liquidation.
Class
 V Common Stock
- Class V common stock are voting,
non-economic
shares and exchangeable, along with common units of BT HoldCo, into Class A common stock. Shares of Class V common stock are convertible into an equivalent number of shares
(one-for-one)
of Class A common stock automatically upon transfer, or the Majority
Stockholder
ceasing to beneficially own at least 20% of the voting power represented by the shares in Class V common stock.
Class
 E Common Stock
-
Class E common stock consists of three series: 750,000 shares of PubCo
Class E-1
common stock (which shall not be entitled to vote), 750,000 shares of PubCo
Class E-2
common stock (which

shall not be entitled to vote), 750,000 shares of PubCo Class
E-3 common
stock (which shall not be entitled to vote). Dividends shall not be declared or paid on shares of PubCo Class E common stock. On a liquidation event, the holders of shares of PubCo Class E common stock shall not be entitled to receive any assets of PubCo in the event of any such liquidation. Shares of Class E common stock are convertible into an equivalent number of shares
(one-for-one)
of Class A common stock when the reported closing trading price of the common stock exceeds certain thresholds if, from the closing of the Merger until the tenth anniversary thereof, the reported closing trading price of the common stock exceeds certain thresholds and is subject to forfeiture terms. Refer to Note 16 for further discussion regarding the Class E common stock.
Series A Preferred Stock
In connection with the Merger and PIPE Financing, on June 30, 2023, the Company issued 4,300,000 shares of its Series A Preferred Stock. Holders of the Series A Preferred Stock have no voting rights except in certain matters as described in the Company’s Certificate of Designation. There are no other voting rights associated with the Series A Preferred Stock.
The Series A Preferred Stock is only entitled to dividends when and if declared by the Company’s Board of Directors (the “Board”). There is no stated dividend preference. The Series A Preferred Stock participate fully with respect to all distributions and dividends made to the Company’s Class A common stock, including in the event of a liquidation, dissolution, or winding up of the Company.
The Series A Preferred Stock is convertible at any time at the option of the holders into Class A common stock at an initial exchange ratio of 1:1, as adjusted for any dilutive events. The Series A Preferred Stock is economically identical to the Company’s Class A common stock and is therefore treated as another class of common stock for reporting purposes (i.e., net income per share calculation), and is classified in permanent equity. During the year ended December 31, 2023, 1,175,000 shares of Series A Preferred Stock were converted to shares of Class A common stock.
Registration Statement
On September 1, 2023, the Company’s registration statement registering the resale of up to 83,747,027 shares of Class A common stock, up to 43,848,750 shares of Class A common stock underlying Warrants and up to 12,223,750 Warrants to purchase Class A common stock was declared effective.
Share repurchase program
On September 22, 2023, the Company’s Board authorized a share repurchase program pursuant to which the Company is authorized to repurchase up to $10.0 million of outstanding shares of its Class A common stock beginning immediately and continuing through and including June 30, 2024. The Company made an accounting policy election to measure the fair value of purchases or sales of securities, including purchases of its own shares as part of the share repurchase program, as of the trade date. As of December 31, 2023, 120,644 shares had been repurchased with a total cost of $0.3 million with an average cost per share of $2.31.